Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 9,393	$ 5,691
US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	9,393	1,622
U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total		4,069
Maturity Overnight [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	9,393	5,691
Maturity Overnight [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	9,393	1,622
Maturity Overnight [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total		4,069
Maturity Less than 30 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Less than 30 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Less than 30 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total		0
Maturity 30 to 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity 30 to 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity 30 to 90 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total		0
Maturity Greater than 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0
Maturity Greater than 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 0	0
Maturity Greater than 90 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total		$ 0